Employee Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)		Oct. 31, 2022	Oct. 31, 2021
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		3.70%	3.00%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	[1],[2]	3.20%	2.70%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.50%	3.20%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		3.60%	3.00%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]	4.80%	4.80%
Actuarial assumption of discount rates	[1],[2]	3.30%	2.70%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2041
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]	4.70%	4.80%
Actuarial assumption of discount rates		5.50%	3.30%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member] | 2041
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.6% and 3.0% for 2022 and 2021, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 3.7% and 3.0% for 2022 and 2021, respectively.
[3]	Trending to 4.0% in 2041 and remaining at that level thereafter.